COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 15,185
2024	7,211
2025	820
Total contractual obligations	$ 23,216